CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 140,350	$ 19,821	¥ 80,234	¥ 61,412
Foreign currency translation:
Change in unrealized (losses) gains	3,058	432	1,068	(805)
Available-for-sale securities:
Change in unrealized gains				769
Reclassification adjustment for losses recorded in net income				57
Tax effect				385
Net change				1,211
Share of other comprehensive income of equity method investees:
Change in unrealized (losses) gains	(546)	(77)	582	(930)
Interest rate swaps under hedge accounting and others:
Change in unrealized gains (losses)	(507)	(72)	(295)	143
Forward exchange contracts under hedge accounting:
Change in unrealized losses				(85)
Other comprehensive (loss) income	2,005	283	1,355	(466)
Total comprehensive income	142,355	20,104	81,589	60,946
Total comprehensive loss attributable to noncontrolling interests	8,615	1,217	6,637	2,215
Total comprehensive income attributable to ordinary shareholders	¥ 150,970	$ 21,321	¥ 88,226	¥ 63,161